ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I - Condensed Financial Information of Parent Company Statement of Operations (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	¥ (290,339)	$ (42,095)	¥ (720,253)	¥ (566,565)
Total operating expenses	(1,915,216)	(277,680)	(7,344,486)	(7,117,229)
Loss from operations	(118,052)	(17,116)	(3,180,343)	(1,755,033)
Loss before provision for income tax and share of results of equity investees	(2,533)	(367)	(3,062,214)	(1,427,612)
Net (loss)/income	13,172	1,910	(3,103,465)	(1,392,930)
Parent [Member]
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	(8,807)	(1,277)	(25,357)	(14,157)
Total operating expenses	(8,807)	(1,277)	(25,357)	(14,157)
Loss from operations	(8,807)	(1,277)	(25,357)	(14,157)
Equity in (loss)/gain of subsidiaries and VIEs	45,545	6,604	(3,106,437)	(1,387,816)
Income/(loss) from non-operations	(23,566)	(3,417)	28,329	9,043
Loss before provision for income tax and share of results of equity investees	13,172	1,910	(3,103,465)	(1,392,930)
Net (loss)/income	¥ 13,172	$ 1,910	¥ (3,103,465)	¥ (1,392,930)